WARRANTS	12 Months Ended
Dec. 31, 2022
WARRANTS
WARRANTS

15. WARRANTS

In January 2021, the Group entered into a share subscription and warrant purchase agreement with the holding entities of several investors (“Investors”) in the cryptocurrencies mining industry based on the pre-agreed legally-binding term sheet. Pursuant to the purchase agreement, the Group issued 8,108,100 Class A ordinary shares in aggregate at US$0.1233 per Class A ordinary share and 207,891,840 warrants in aggregate, each warrant representing the right to purchase one Class A ordinary share, to the Investors in February 2021. The warrants are divided into four equal tranches: Tranche IWarrants, Tranche II Warrants, Tranche III Warrants and Tranche IV Warrants. The exercise price of each of the Tranche I Warrants, Tranche II Warrants and Tranche III Warrants is US$0.1233 per Class A ordinary share while the exercise price of the Tranche IV Warrants is US$0.2667 per Class A ordinary share. The warrants will only be exercisable upon the satisfaction of its respective condition in connection with the market capitalization of the Company reaching US$100 million, US$300 million, US$500 million and US$1 billion within the time frames of 6 months, 12 months, 24 months and 36 months from its issuance date, respectively. The transaction was closed in February 2021. These warrants are classified as equity and so there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$122 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.18%), (2) expected warrant life of 3 years, (3) expected volatility of 190%, and (4) expected dividend yield of 0. In July 2022, our board of directors approved to cancel 51,972,960 Tranche IV warrants previously granted. The fair value of the remaining Tranche I/II/III warrants was US$92 million.

In April 2021, the Group completed an underwritten offering with Maxim Group LLC. In this transaction, The Group issued 112,953,000 Class A ordinary shares, or 3,765,100 American Depositary Shares (“ADSs”) and warrants to purchase 2,823,825 ADSs. The offering price of each ADS and accompanying 0.75 of an ADS warrant is $33.20. Each warrant has an exercise price of $36.00 per ADS, will be exercisable upon issuance, and will expire three years from the date of issuance. In addition, the underwriter Maxim Group LLC also subscribed the over-allotment for an additional 16,942,800 Class A ordinary shares, or 564,760 ADSs and warrants to purchase 423,570 ADSs at the same price. The over-allotment warrants also have an exercise price of $36.00 per ADS, will be exercisable upon issuance, and will expire three years from the date of issuance. These warrants are classified as equity and so there is no remeasurement to the warrants after initial recognition. The fair value of these warrants as of the initial recognition was US$94 million. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.37%), (2) expected warrant life of 3 years, (3) expected volatility of 236%, and (4) expected dividend yield of 0.